Borrowings (Details 2) - ARS ($) $ in Millions	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	$ 128,520		$ 60,119
Subtotal floating-rate borrowings	90,855		75,061
Total borrowings as per analysis	219,375		135,180
Finance leases obligations	170		132
Borrowings total amount	219,545	[1]	135,312	[1]	$ 117,295
Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,519		135
Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	80,685		35,867
Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	45,998		24,068
Fixed Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	318		49
Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,166		557
Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	86,214		72,805
Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,913		1,231
Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,562		468
Argentina, Pesos
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	34,872		16,328
Subtotal floating-rate borrowings	1,437		752
Total borrowings as per analysis	36,309		17,080
Finance leases obligations	21		6
Borrowings total amount	36,330		17,086
Argentina, Pesos | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,519		135
Argentina, Pesos | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	33,353		16,193
Argentina, Pesos | Fixed Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,166		557
Argentina, Pesos | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Argentina, Pesos | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	271		195
Argentina, Pesos | Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Subtotal floating-rate borrowings			14
Total borrowings as per analysis			14
Finance leases obligations
Borrowings total amount			14
Bolivian Peso | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Bolivian Peso | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings			14
Bolivian Peso | Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	372		134
Subtotal floating-rate borrowings
Total borrowings as per analysis	372		134
Finance leases obligations
Borrowings total amount	372		134
UYU | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	372		134
UYU | Fixed Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
UYU | Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	92,958		43,608
Subtotal floating-rate borrowings	87,856		73,827
Total borrowings as per analysis	180,814		117,435
Finance leases obligations
Borrowings total amount	180,814		117,435
ILS | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	80,685		35,867
ILS | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	12,273		7,741
ILS | Fixed Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
ILS | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	86,214		72,805
ILS | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,642		1,022
ILS | Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Fixed Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Fixed Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Fixed Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Fixed Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	318		49
Brazilian Reais | Floating Interest Rate New Israeli Shekel [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilian Reais | Floating Interest Rate Brazilian Reais [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	1,562		468
Brazilianreais
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings	318		49
Subtotal floating-rate borrowings	1,562		468
Total borrowings as per analysis	1,880		517
Finance leases obligations	149		126
Borrowings total amount	2,029		643
Brazilianreais | Floating Interest Rate Argentine Peso [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings
Brazilianreais | Floating Interest Rate US Dollar [Member]
Disclosure of financial instruments by type of interest rate [line items]
Subtotal fixed-rate borrowings

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.